CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest and dividend income:
Loans, including fees	$ 41,263	$ 43,462	$ 44,076
Securities:
Taxable	1,776	2,187	2,748
Tax exempt	571	497	451
Dividends	267	275	290
Other Interest	163	93	58
Interest and dividend income	44,040	46,514	47,623
Interest expense:
Deposits	8,436	11,053	13,683
Securities sold under agreements to repurchase	17	57	75
Other borrowed funds	627	1,348	2,085
Subordinated debentures	1,089	1,089	1,089
Interest expense	10,169	13,547	16,932
Net interest income	33,871	32,967	30,691
Provision for loan losses	(4,896)	(5,871)	(3,212)
Net interest income after provision for loan losses	28,975	27,096	27,479
Noninterest income:
Service charges on deposit accounts	2,218	2,202	2,816
Trust fees	215	233	227
Income from bank owned life insurance and annuity assets	725	741	1,311
Mortgage banking income	386	362	758
Electronic refund check / deposit fees	2,559	780	528
Debit/credit interchange income	1,387	998	807
Gain (loss) on sale of other real estate owned	(1,224)	(177)	38
Other	956	1,015	1,113
Noninterest income	7,222	6,154	7,598
Noninterest expense:
Salaries and employee benefits	16,650	15,647	14,824
Occupancy	1,585	1,609	1,599
Furniture and equipment	1,143	1,214	1,204
Corporate franchise tax	744	745	713
FDIC insurance	1,029	1,061	1,625
Data processing	891	685	670
Foreclosed assets, net	650	67	150
Other	5,607	5,615	5,375
Noninterest income	28,299	26,643	26,160
Income before income taxes	7,898	6,607	8,917
Provision for income taxes	2,063	1,511	2,272
NET INCOME	5,835	5,096	6,645
Earnings per share (in dollars per share)	$ 1.46	$ 1.28	$ 1.67
Other Comprehensive income:
Change in unrealized gains/losses on securities, net of taxes	744	(457)	(16)
Total comprehensive income	$ 6,579	$ 4,639	$ 6,629